BALANCE SHEET - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Total current assets			$ 238,006,000
Other Assets, Noncurrent			4,434,000
Total Assets			593,020,000
Liabilities, Current [Abstract]
Total current liabilities			168,240,000
Total liabilities			487,147,000
Commitments and Contingencies
Stockholders' Deficit
Preferred Stock, Value, Issued	[1]
Common stock, $0.01 par value, 300,000 shares authorized, 73,034 shares issued and outstanding at December 31, 2022; $0.00 par value, 39,389 shares authorized, 34,523 shares issued and outstanding at December 31, 2021	[1]		345,000
Additional paid-in-capital	[1]		60,628,000
Retained Earnings (Accumulated Deficit)	[1]		(251,725,000)
Total shareholders' equity attributable to Westrock Coffee Company	[1]		(178,734,000)
Total Liabilities, Convertible Preferred Shares and Shareholders' Equity	[1]		593,020,000
CIK 0001846136 Riverview Acquisition Corp
Current Assets:
Cash		$ 796,388	1,121,737
Prepaid expenses		371,272	352,171
Total current assets		1,167,660	1,473,908
Other Assets, Noncurrent		28,267	197,861
Marketable securities held in Trust Account		250,257,574	250,035,732
Total Assets		251,453,501	251,707,501
Liabilities, Current [Abstract]
Accrued expenses		189,859	307,505
Total current liabilities		224,646	307,505
Derivative Liability, Noncurrent		19,334,140	10,562,976
Deferred underwriting fee payable		8,750,000	8,750,000
Total liabilities		30,090,019	19,957,504
Commitments and Contingencies
Class A common stock, $0.001 par value; 85,000,000 shares authorized; 25,000,000 shares subject to possible redemption at redemption value		250,122,787	250,000,000
Stockholders' Deficit
Preferred Stock, Value, Issued		0	0
Additional paid-in-capital		0	0
Retained Earnings (Accumulated Deficit)		(28,765,555)	(18,256,253)
Total shareholders' equity attributable to Westrock Coffee Company		(28,759,305)	(18,250,003)
Total Liabilities, Convertible Preferred Shares and Shareholders' Equity		251,453,501	251,707,501
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Liabilities, Current [Abstract]
Class A common stock, $0.001 par value; 85,000,000 shares authorized; 25,000,000 shares subject to possible redemption at redemption value			250,000,000
Stockholders' Deficit
Common stock, $0.01 par value, 300,000 shares authorized, 73,034 shares issued and outstanding at December 31, 2022; $0.00 par value, 39,389 shares authorized, 34,523 shares issued and outstanding at December 31, 2021		0	0
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Common stock, $0.01 par value, 300,000 shares authorized, 73,034 shares issued and outstanding at December 31, 2022; $0.00 par value, 39,389 shares authorized, 34,523 shares issued and outstanding at December 31, 2021	[2]	$ 6,250	$ 6,250

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.
[2]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).